UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 21.8%
Financial Institutions - 11.4%
Banking - 9.8%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	269	$267,776
American Express Co.
2.65%, 12/02/22		34	32,680
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	400	483,782
3.50%, 4/11/22	U.S.$	1,200	1,170,432
5.179%, 11/19/25		800	804,072
Bank of America Corp.
2.881%, 4/24/23		1,810	1,760,153
4.20%, 8/26/24		56	56,276
4.45%, 3/03/26		159	159,207
5.00%, 5/13/21		10	10,444
5.875%, 1/05/21		35	37,189
Series DD
6.30%, 3/10/26 (b)		335	354,239
Series FF
5.875%, 3/15/28 (b)		112	109,639
Series L
3.95%, 4/21/25		2,450	2,399,212
Series Z
6.50%, 10/23/24 (b)		524	556,168
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		705	696,152
BB&T Corp.
2.625%, 6/29/20		588	581,855
BNP Paribas SA
2.375%, 5/21/20		989	974,333
3.80%, 1/10/24 (a)		552	539,690
Series E
2.25%, 1/11/27 (a)	EUR	476	555,300
BPCE SA
2.65%, 2/03/21	U.S.$	575	563,592
5.70%, 10/22/23 (a)		379	396,938
Capital One Financial Corp.
3.30%, 10/30/24		1,725	1,645,460
4.75%, 7/15/21		90	93,056
Citigroup, Inc.
3.875%, 3/26/25		1,575	1,527,545
4.044%, 6/01/24		2,043	2,055,442
Citizens Bank NA/Providence RI
2.25%, 3/02/20		500	491,695
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		420	414,049
Compass Bank
2.875%, 6/29/22		1,785	1,724,399
5.50%, 4/01/20		1,537	1,582,726
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	439,709
4.375%, 8/04/25		1,044	1,023,861
6.875%, 3/19/20 (a)	EUR	100	129,356

	Principal Amount (000)		U.S. $ Value
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20	U.S.$	698	$689,170
Credit Agricole SA/London
2.75%, 6/10/20 (a)		600	593,304
3.25%, 10/04/24 (a)		364	342,626
3.375%, 1/10/22 (a)		680	667,386
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,440	1,423,958
4.55%, 4/17/26		1,095	1,094,463
Danske Bank A/S
3.875%, 9/12/23 (a)		1,744	1,731,164
Fifth Third Bancorp
3.50%, 3/15/22		41	41,067
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,483	1,427,684
3.75%, 5/22/25-2/25/26		731	712,002
3.85%, 7/08/24		2,115	2,096,938
5.75%, 1/24/22		510	545,736
Series D
6.00%, 6/15/20		1,203	1,264,942
Series G
7.50%, 2/15/19		130	133,661
HSBC Bank USA NA
4.875%, 8/24/20		680	700,781
HSBC Holdings PLC
3.262%, 3/13/23		1,063	1,042,633
4.041%, 3/13/28		1,701	1,654,359
4.25%, 8/18/25		356	349,692
5.10%, 4/05/21		255	266,421
HSBC USA, Inc.
2.75%, 8/07/20		300	297,327
ING Bank NV
5.80%, 9/25/23 (a)		1,580	1,672,414
JPMorgan Chase & Co.
3.22%, 3/01/25		1,895	1,828,012
3.54%, 5/01/28		2,740	2,621,933
3.625%, 5/13/24		436	433,550
4.35%, 8/15/21		20	20,567
4.40%, 7/22/20		455	466,002
4.50%, 1/24/22		45	46,558
4.625%, 5/10/21		60	62,104
KeyBank NA/Cleveland OH
2.25%, 3/16/20		1,000	986,050
Lloyds Banking Group PLC
4.582%, 12/10/25		1,699	1,666,073
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		1,000	984,060
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		286	284,722
Morgan Stanley
3.737%, 4/24/24		682	679,074
5.00%, 11/24/25		1,125	1,164,814
7.25%, 4/01/32		55	69,280
Series F
3.875%, 4/29/24		335	335,271
Series G
3.75%, 2/25/23		39	39,052
4.35%, 9/08/26		3,415	3,369,546
5.50%, 7/28/21		746	789,298

	Principal Amount (000)		U.S. $ Value
MUFG Bank Ltd.
2.30%, 3/05/20 (a)	U.S.$	700	$689,430
Nationwide Building Society
4.00%, 9/14/26 (a)		1,580	1,479,038
PNC Bank NA
2.60%, 7/21/20		250	246,993
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		228	235,246
Royal Bank of Scotland Group PLC
4.519%, 6/25/24		1,282	1,282,128
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,525	1,459,212
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,448	1,403,662
UBS AG
4.75%, 2/12/26 (a)	EUR	135	169,480
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,584	1,747,849
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		836	830,725
US Bancorp
Series J
5.30%, 4/15/27 (b)		723	720,325
Wells Fargo & Co.
3.069%, 1/24/23		1,445	1,404,237

			69,898,446

Finance - 0.2%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200	195,468
Synchrony Financial
3.95%, 12/01/27		1,735	1,602,047

			1,797,515

Insurance - 0.8%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		792	776,976
Anthem, Inc.
3.30%, 1/15/23		33	32,156
Coventry Health Care, Inc.
5.45%, 6/15/21		165	173,580
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		1,268	1,250,578
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	89,344
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		7	10,978
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,201,510

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
3.048%, 12/15/22	U.S.$	75	$73,906
4.75%, 2/08/21		270	279,658
10.75%, 8/01/39		25	38,687
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		377	593,379
New York Life Global Funding
1.95%, 2/11/20 (a)		703	691,105
Prudential Financial, Inc.
4.50%, 11/15/20		86	88,583
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		80	79,675
Swiss Re America Holding Corp.
7.00%, 2/15/26		35	40,913
XLIT Ltd.
6.25%, 5/15/27		195	220,970

			5,641,998

REITS - 0.6%
American Tower Corp.
4.70%, 3/15/22		30	30,963
HCP, Inc.
5.375%, 2/01/21		2	2,109
Healthcare Trust of America Holdings LP
2.95%, 7/01/22		205	198,809
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		48	47,028
Trust F/1401
5.25%, 1/30/26 (a)		498	486,795
Welltower, Inc.
4.00%, 6/01/25		3,410	3,347,529

			4,113,233

			81,451,192

Industrial - 9.4%
Basic - 1.1%
ArcelorMittal
5.50%, 3/01/21		100	104,098
Barrick North America Finance LLC
4.40%, 5/30/21		15	15,657
Dow Chemical Co. (The)
3.00%, 11/15/22		15	14,613
4.125%, 11/15/21		30	30,575
4.375%, 11/15/42		87	82,328
7.375%, 11/01/29		220	274,646
Eastman Chemical Co.
3.80%, 3/15/25		496	491,010
Glencore Funding LLC
4.125%, 5/30/23 (a)		502	500,790
LYB International Finance BV
4.00%, 7/15/23		330	330,683
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,075,750
Mexichem SAB de CV
4.875%, 9/19/22 (a)		365	369,106

	Principal Amount (000)		U.S. $ Value
Minsur SA
6.25%, 2/07/24 (a)	U.S.$	397	$415,361
Mosaic Co. (The)
5.625%, 11/15/43		405	407,474
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	1,007,799
Vale Overseas Ltd.
6.25%, 8/10/26		1,910	2,072,417
Yamana Gold, Inc.
4.95%, 7/15/24		395	394,621

			7,586,928

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		1,025	1,060,875
General Electric Co.
Series D
5.00%, 1/21/21 (b)		372	367,294

			1,428,169

Communications - Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		470	474,601
Comcast Corp.
3.125%, 7/15/22		17	16,686
5.15%, 3/01/20		83	85,619
Cox Communications, Inc.
2.95%, 6/30/23 (a)		463	439,480
Time Warner Cable LLC
4.00%, 9/01/21		30	30,078
4.125%, 2/15/21		1,990	2,003,035
4.50%, 9/15/42		505	417,756
5.00%, 2/01/20		90	91,880
Warner Media LLC
3.40%, 6/15/22		80	78,787
3.60%, 7/15/25		1,285	1,222,164
4.875%, 3/15/20		714	732,528

			5,592,614

Communications - Telecommunications - 1.6%
AT&T Corp.
8.25%, 11/15/31 (c)		53	69,386
AT&T, Inc.
3.40%, 5/15/25		3,960	3,718,242
3.60%, 2/17/23		105	103,574
4.125%, 2/17/26		2,087	2,037,809
7.00%, 10/01/25 (a)		135	155,137
British Telecommunications PLC
9.625%, 12/15/30		69	98,366
Crown Castle Towers LLC
4.883%, 8/15/20 (a)		543	555,429
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	26,937

	Principal Amount (000)		U.S. $ Value
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	$202,017
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	1,380	1,370,395
Verizon Communications, Inc.
4.862%, 8/21/46		1,016	951,393
Vodafone Group PLC
3.75%, 1/16/24		559	553,969
4.125%, 5/30/25		1,252	1,247,580
4.375%, 3/16/21		15	15,423

			11,105,657

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	741,253
3.664%, 9/08/24		1,727	1,653,516
5.875%, 8/02/21		1,145	1,213,632
General Motors Co.
3.50%, 10/02/18		665	666,250
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,411	1,412,468
4.00%, 1/15/25		374	364,115
4.30%, 7/13/25		275	270,487

			6,321,721

Consumer Non-Cyclical - 1.4%
Ahold Finance USA LLC
6.875%, 5/01/29		120	141,125
Baxalta, Inc.
3.60%, 6/23/22		15	14,826
Becton Dickinson and Co.
3.734%, 12/15/24		355	346,675
Biogen, Inc.
3.625%, 9/15/22		11	10,998
4.05%, 9/15/25		1,471	1,477,605
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		93	97,659
CVS Health Corp.
4.10%, 3/25/25		830	825,833
4.30%, 3/25/28		830	818,596
Kimberly-Clark Corp.
3.875%, 3/01/21		35	35,636
Medtronic, Inc.
3.50%, 3/15/25		1,841	1,819,405
Mylan NV
3.125%, 11/22/28 (a)	EUR	1,074	1,315,787
Reynolds American, Inc.
6.875%, 5/01/20	U.S.$	300	318,435
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		221	206,911
Tyson Foods, Inc.
2.65%, 8/15/19		353	351,602
3.95%, 8/15/24		1,211	1,208,675
4.50%, 6/15/22		179	184,146
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		694	687,483

Zoetis, Inc.
3.45%, 11/13/20		479	480,404

			10,341,801

	Principal Amount (000)		U.S. $ Value
Energy - 1.8%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	U.S.$	20	$24,682
Apache Corp.
3.625%, 2/01/21		20	20,047
Cenovus Energy, Inc.
3.00%, 8/15/22		77	73,705
5.70%, 10/15/19		332	340,559
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	104,773
Encana Corp.
3.90%, 11/15/21		830	835,810
Energy Transfer Partners LP
3.60%, 2/01/23		100	97,679
4.65%, 6/01/21		324	332,288
6.70%, 7/01/18		809	809,000
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	253,219
Enterprise Products Operating LLC
3.35%, 3/15/23		95	93,664
5.20%, 9/01/20		691	719,324
Hess Corp.
4.30%, 4/01/27		1,180	1,138,405
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		218	217,634
4.15%, 3/01/22-2/01/24		2,360	2,356,660
6.85%, 2/15/20		18	18,956
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		645	666,685
Marathon Petroleum Corp.
5.125%, 3/01/21		48	50,015
Noble Energy, Inc.
3.90%, 11/15/24		927	913,976
4.15%, 12/15/21		557	565,923
Phillips 66
4.30%, 4/01/22		131	135,155
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,411	1,338,051
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		811	827,650
Spectra Energy Partners LP
3.50%, 3/15/25		20	19,076
4.60%, 6/15/21		145	148,512
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,125
Williams Partners LP
3.90%, 1/15/25		30	29,249
4.125%, 11/15/20		784	794,255

			12,935,077

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)	U.S.$	915	$918,431

Services - 0.4%
Expedia Group, Inc.
3.80%, 2/15/28		1,225	1,124,795
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,201,005
Total System Services, Inc.
3.75%, 6/01/23		21	20,803
4.00%, 6/01/23		564	566,138

			2,912,741

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		47	48,560
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		309	299,100
3.875%, 1/15/27		671	635,585
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		805	842,368
6.02%, 6/15/26 (a)		918	964,653
DXC Technology Co.
7.45%, 10/15/29		35	42,360
Fidelity National Information Services, Inc.
5.00%, 10/15/25		2	2,104
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		1,206	1,190,599
3.60%, 10/15/20		20	20,098
HP, Inc.
3.75%, 12/01/20		11	11,096
KLA-Tencor Corp.
4.65%, 11/01/24		1,265	1,308,288
Lam Research Corp.
2.80%, 6/15/21		566	556,129
Motorola Solutions, Inc.
3.50%, 3/01/23		107	103,671
7.50%, 5/15/25		46	54,080
Seagate HDD Cayman
4.75%, 1/01/25		687	659,039
VMware, Inc.
2.95%, 8/21/22		539	516,971
Xerox Corp.
2.80%, 5/15/20		22	21,679

			7,276,380

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		925	907,656

			67,327,175

Utility - 1.0%
Electric - 1.0%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		1,452	1,437,756

	Principal Amount (000)		U.S. $ Value
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	U.S.$	1,433	$1,769,182
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	42,856
Enel Chile SA
4.875%, 6/12/28		957	962,302
Exelon Corp.
2.85%, 6/15/20		30	29,756
Exelon Generation Co. LLC
2.95%, 1/15/20		919	915,572
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		1,117	1,147,717
Pacific Gas & Electric Co.
4.50%, 12/15/41		55	49,585
6.05%, 3/01/34		104	112,210
Sempra Energy
4.05%, 12/01/23		105	106,355
TECO Finance, Inc.
5.15%, 3/15/20		730	751,177
Union Electric Co.
6.70%, 2/01/19		30	30,634
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	23,359

			7,378,461

Total Corporates - Investment Grade (cost $157,839,029)			156,156,828

GOVERNMENTS - TREASURIES - 21.2%
Singapore - 0.5%
Singapore Government Bond
2.75%, 3/01/46	SGD	4,995	3,563,353

United States - 20.7%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	187	160,851
2.50%, 2/15/46-5/15/46		1,446	1,314,222
2.75%, 8/15/42-11/15/47		2,344	2,236,708
2.875%, 5/15/43-11/15/46		603	591,135
3.00%, 5/15/42-5/15/47		3,706	3,717,805
3.125%, 2/15/43-8/15/44		330	338,472
3.375%, 5/15/44		646	691,196
3.625%, 8/15/43-2/15/44		893	994,932
3.75%, 11/15/43		295	335,148
4.375%, 2/15/38		1,577	1,921,110
4.50%, 2/15/36		2,349	2,871,408
4.75%, 2/15/37		1,525	1,932,223
5.375%, 2/15/31		1,105	1,396,271
7.125%, 2/15/23		4,028	4,792,061
7.50%, 11/15/24		52	66,251
U.S. Treasury Notes
1.125%, 2/28/21-9/30/21		938	893,929
1.25%, 12/31/18		2,092	2,082,521
1.375%, 2/29/20-5/31/21		25,630	24,975,534
1.50%, 1/31/19-5/31/20		642	634,453
1.50%, 11/30/19 (d)		2,695	2,658,786
1.625%, 6/30/19-4/30/23		37,244	36,109,483

	Principal Amount (000)		U.S. $ Value
1.75%, 10/31/20-5/31/22	U.S.$	9,528	$9,198,947
1.875%, 4/30/22-7/31/22		8,463	8,198,885
2.00%, 12/31/21-8/15/25		8,678	8,449,177
2.125%, 8/31/20-5/15/25		13,386	12,983,107
2.25%, 11/15/25		31	29,909
2.375%, 8/15/24		5,841	5,702,569
2.50%, 8/15/23-5/15/24		6,094	5,999,036
2.75%, 11/15/23-2/15/24		2,060	2,057,175
3.50%, 5/15/20		4,800	4,883,250

			148,216,554

Total Governments - Treasuries (cost $154,106,800)			151,779,907

MORTGAGE PASS-THROUGHS - 20.2%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.909% (LIBOR 1 Year + 2.16%), 12/01/36 (e)		1	583
Series 2007
4.114% (LIBOR 1 Year + 2.10%), 3/01/37 (e)		1	1,179
Federal National Mortgage Association
Series 2007
3.326% (LIBOR 1 Year + 1.46%), 2/01/37 (e)		2	2,131
3.883% (LIBOR 1 Year + 1.79%), 3/01/37 (e)		2	2,180

			6,073

Agency Fixed Rate 15-Year - 1.6%
Federal National Mortgage Association
Series 2016
2.50%, 10/01/31-12/01/31		7,562	7,362,881
Series 2017
2.50%, 1/01/32-2/01/32		4,485	4,367,138

			11,730,019

Agency Fixed Rate 30-Year - 18.6%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		50	54,231
Series 2007
5.50%, 7/01/35		309	335,196
Series 2016
4.00%, 2/01/46		2,913	2,997,688
Series 2017
4.00%, 7/01/44		2,229	2,292,172
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		859	933,051
Series 2004
5.50%, 2/01/34-11/01/34		782	852,128
Series 2005
5.50%, 2/01/35		831	905,527

	Principal Amount (000)		U.S. $ Value
Series 2006
5.50%, 4/01/36	U.S.$	169	$184,344
Series 2007
5.50%, 5/01/36-8/01/37		205	222,910
Series 2008
5.50%, 8/01/37		1	1,283
Series 2009
5.00%, 12/01/39		37	39,978
Series 2010
4.00%, 12/01/40		1,329	1,367,987
5.00%, 6/01/40		34	36,909
Series 2013
4.00%, 10/01/43		4,698	4,825,089
Series 2015
3.00%, 5/01/45-8/01/45		4,954	4,821,469
Series 2017
3.50%, 11/01/47-1/01/48		7,773	7,740,300
Series 2018
3.50%, 11/01/47-4/01/48		47,792	47,586,736
4.00%, 7/01/48, TBA		15,747	16,054,558
4.50%, 7/25/48, TBA		36,960	38,484,600
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		3,149	3,091,576

			132,827,732

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2005
5.50%, 3/01/25		114	122,281

Total Mortgage Pass-Throughs (cost $145,659,811)			144,686,105

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 7.1%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,705	1,705,327
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		2,005	1,960,477
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		2,808	2,718,120
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,490,534
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,468	1,430,171
Series 2015-GC27, Class XA
1.539%, 2/10/48 (f)		15,406	1,079,363
Series 2015-GC35, Class A4
3.818%, 11/10/48		630	637,442
Series 2016-C1, Class A4
3.209%, 5/10/49		2,409	2,341,268

	Principal Amount (000)		U.S. $ Value
Series 2016-GC36, Class A5
3.616%, 2/10/49	U.S.$	705	$703,739
Series 2018-B2, Class A4
4.009%, 3/10/51		1,200	1,221,957
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.914%, 10/15/45 (a)(g)		889	752,345
Series 2013-CR6, Class A2
2.122%, 3/10/46		35	35,129
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		664	641,838
Series 2014-UBS5, Class A4
3.838%, 9/10/47		1,925	1,950,579
Series 2015-CR24, Class A5
3.696%, 8/10/48		730	731,560
Series 2015-CR25, Class A4
3.759%, 8/10/48		200	201,575
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,000	988,518
Series 2015-LC21, Class XA
0.979%, 7/10/48 (f)		2,909	106,512
Series 2015-PC1, Class A5
3.902%, 7/10/50		226	228,743
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		675	668,939
Series 2015-C3, Class A4
3.718%, 8/15/48		1,165	1,165,560
Series 2015-C4, Class A4
3.808%, 11/15/48		1,641	1,654,189
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,332	2,321,759
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,499	1,493,540
Series 2013-GC16, Class A2
3.033%, 11/10/46		79	78,911
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		221	222,158
Series 2011-C5, Class D
5.585%, 8/15/46 (a)(g)		224	219,896
Series 2012-C6, Class E
5.312%, 5/15/45 (a)(g)		712	625,279
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.717%, 8/15/46 (a)(g)		472	423,990
Series 2014-C22, Class XA
1.046%, 9/15/47 (f)		6,435	271,175
Series 2015-C30, Class A5
3.822%, 7/15/48		725	734,002
Series 2015-C31, Class A3
3.801%, 8/15/48		1,903	1,923,177
Series 2015-C32, Class C
4.817%, 11/15/48 (g)		1,000	991,772

	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (g)	U.S.$	382	$289,160
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		76	75,948
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		934	923,332
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		1,099	1,061,997
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		1,345	1,368,493
Series 2015-C25, Class XA
1.279%, 10/15/48 (f)		2,262	135,060
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)		619	608,417
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,105	1,093,184
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,350	1,400,722
Series 2018-C8, Class A4
3.983%, 2/15/51		1,320	1,337,513
Series 2018-C9, Class A4
4.117%, 3/15/51		2,100	2,148,874
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,348	2,299,296
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class XA
1.501%, 8/15/50 (f)		3,899	184,204
Series 2015-SG1, Class C
4.618%, 9/15/48 (g)		975	952,862
Series 2016-NXS6, Class C
4.455%, 11/15/49 (g)		1,030	1,013,177
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A2
3.036%, 5/15/47		1,018	1,018,110

			50,629,893

Non-Agency Floating Rate CMBS - 1.7%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.973% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(e)		1,116	1,114,149
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.073% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(e)(g)		2,435	2,457,487

	Principal Amount (000)		U.S. $ Value
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.893% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(e)	U.S.$	900	$899,999
BX Trust
Series 2017-IMC, Class A
3.123% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(e)		1,625	1,626,332
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.673% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(e)(g)		393	396,925
Great Wolf Trust
Series 2017-WOLF, Class A
3.073% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(e)		1,261	1,261,034
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.748% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(h)(g)		291	290,500
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.773% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(e)		950	953,984
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.996% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(e)		418	417,633
RETL
Series 2018-RVP, Class A
3.173% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(e)		646	648,767
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(e)		1,922	1,923,599

			11,990,409

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		8	7,837
Series K011, Class A1
2.917%, 8/25/20		1	692
Series K021, Class A1
1.603%, 1/25/22		54	52,542
Series K025, Class A1
1.875%, 4/25/22		84	82,116

			143,187

Total Commercial Mortgage-Backed Securities (cost $64,325,885)			62,763,489

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 8.6%
Autos - Fixed Rate - 4.8%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S.$	141	$140,734
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		118	117,762
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		546	543,913
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		2,535	2,535,722
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		742	734,670
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,700	1,707,561
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		55	54,659
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		66	65,336
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (a)		1,260	1,252,963
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		215	214,461
Drive Auto Receivables Trust
Series 2017-1, Class B
2.36%, 3/15/21		160	159,814
Series 2017-3, Class B
2.30%, 5/17/21		1,730	1,725,435
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		235	234,819
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		1,391	1,389,067
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		520	553,158
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		103	103,286
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		352	350,768
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		1,124	1,118,035
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		1,801	1,800,530
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		153	153,141

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)	U.S.$	620	$663,891
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		635	633,407
Series 2016-4, Class D
3.89%, 11/15/22 (a)		570	569,865
Series 2017-3, Class A
1.88%, 10/15/21 (a)		645	640,654
Series 2017-4, Class A
2.07%, 4/15/22 (a)		606	601,187
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		2,407	2,388,729
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,232	1,207,061
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,755	1,731,155
Series 2016-1, Class A1
1.76%, 2/15/21		55	54,282
Series 2017-1, Class A1
2.07%, 5/15/22		1,275	1,252,508
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		155	154,765
Series 2015-2, Class A3
1.30%, 3/16/20		1	884
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		669	665,858
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		924	922,491
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		600	599,342
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,500	1,481,422
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		710	694,342
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		1,282	1,280,516
Series 2018-2A, Class A
Zero Coupon%, 6/27/22 (a)		1,300	1,299,866
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		404	403,484
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		1,000	1,025,569
Series 2018-1A, Class A1
1.75%, 2/15/19 (a)		40	40,415
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		1,325	1,309,695

			34,577,222

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.9%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (a)(g)	U.S.$	1,016	$1,013,756
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		412	412,083
Series 2015-A, Class A4
1.85%, 4/15/21		1,217	1,212,559
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(g)		905	904,311
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(g)		24	24,130
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(g)		223	222,895
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(g)		427	425,660
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(g)		380	378,971
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(g)		415	412,231
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(g)		1,166	1,162,612
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(g)		360	359,584
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(g)		1,340	1,329,206
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(g)		295	294,679
Series 2016-3, Class A
3.05%, 12/26/25 (a)(g)		385	384,308
Series 2017-2, Class A
3.28%, 2/25/26 (a)(g)		520	519,582
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(g)		1,475	1,451,461
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(g)		1,380	1,368,758
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(g)		1,354	1,348,216
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)		2	2,453

			13,227,455

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 1.6%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	U.S.$	100	$98,761
Series 2015-4, Class A
1.72%, 8/16/21		1,130	1,127,396
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		1,063	1,062,644
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/16/24		200	192,928
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		2,042	2,038,803
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		1,802	1,799,339
Series 2016-1, Class A
2.04%, 3/15/22		100	99,608
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		1,398	1,396,230
Series 2017-B, Class A
1.98%, 6/15/23		1,300	1,287,364
Series 2018-A, Class A
3.07%, 12/16/24		2,100	2,090,800

			11,193,873

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.573% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(e)		1,949	1,949,100

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.216% (LIBOR 1 Month + 1.13%), 12/25/32 (e)(g)		150	150,266
Wells Fargo Home Equity Trust Mortgage
Pass-Through Certificates
Series 2004-1, Class 1A
2.391% (LIBOR 1 Month + 0.30%), 4/25/34 (e)(g)		78	75,892

			226,158

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (g)	U.S.$	108	$108,405

Total Asset-Backed Securities (cost $61,473,467)			61,282,213

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 3.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.591% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(h)		177	178,824
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,219	1,355,361
Series 2014-DN3, Class M3
6.091% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		725	793,143
Series 2014-DN4, Class M3
6.641% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		242	267,940
Series 2014-HQ3, Class M3
6.841% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		882	980,108
Series 2015-DNA2, Class M2
4.691% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		755	770,543
Series 2015-DNA2, Class M3
5.991% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		1,250	1,385,688
Series 2015-HQ1, Class M3
5.891% (LIBOR 1 Month + 3.80%), 3/25/25 (e)		250	267,843
Series 2015-HQ2, Class M2
4.041% (LIBOR 1 Month + 1.95%), 5/25/25 (e)		208	213,391
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		656	668,564
Series 2016-DNA1, Class M2
4.991% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		240	245,862
Series 2016-DNA2, Class M3
6.741% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		1,000	1,154,170
Series 2016-DNA4, Class M2
3.391% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		250	252,647
Series 2016-HQA2, Class M2
4.341% (LIBOR 1 Month + 2.25%), 11/25/28 (e)		224	228,857

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.091% (LIBOR 1 Month + 3.00%), 7/25/24 (e)	U.S.$	567	$607,723
Series 2014-C04, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		379	427,228
Series 2015-C01, Class 1M2
6.391% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,743	1,925,927
Series 2015-C01, Class 2M2
6.641% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		523	566,017
Series 2015-C02, Class 1M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		827	905,640
Series 2015-C02, Class 2M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		540	583,690
Series 2015-C03, Class 1M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		954	1,083,508
Series 2015-C03, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		979	1,085,434
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		317	368,715
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		955	1,081,222
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		1,131	1,371,431
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		849	1,018,458
Series 2016-C02, Class 1M2
8.091% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		925	1,094,099
Series 2016-C03, Class 2M2
7.991% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		2,103	2,452,262
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		2,105	2,342,869
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(h)		201	218,710

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.341% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(h)	U.S.$	709	$798,228
Series 2015-WF1, Class 2M2
7.591% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(h)		205	239,787

			26,933,889

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.027% (6.10% - LIBOR 1 Month), 12/15/44 (e)(i)		3,973	622,510
Series 4693, Class SL
4.077% (6.15% - LIBOR 1 Month), 6/15/47 (e)(i)		3,609	609,001
Series 4727, Class SA
4.127% (6.20% - LIBOR 1 Month), 11/15/47 (e)(i)		2,827	490,966
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.449% (6.54% - LIBOR 1 Month), 12/25/41 (e)(i)		1,970	349,889
Series 2012-70, Class SA
4.459% (6.55% - LIBOR 1 Month), 7/25/42 (e)(i)		3,517	632,325
Series 2016-106, Class ES
3.909% (6.00% - LIBOR 1 Month), 1/25/47 (e)(i)		3,766	616,537
Series 2017-16, Class SG
3.959% (6.05% - LIBOR 1 Month), 3/25/47 (e)(i)		3,779	622,825
Series 2017-73, Class SA
4.059% (6.15% - LIBOR 1 Month), 9/25/47 (e)(i)		4,215	768,777
Series 2017-97, Class LS
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (e)(i)		2,631	481,131
Series 2017-97, Class SW
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (e)(i)		2,920	526,844
Government National Mortgage Association
Series 2017-134, Class SE
4.116% (6.20% - LIBOR 1 Month), 9/20/47 (e)(i)		3,317	539,827
Series 2017-43, Class ST
4.016% (6.10% - LIBOR 1 Month), 3/20/47 (e)(i)		4,713	762,467
Series 2017-65, Class ST
4.066% (6.15% - LIBOR 1 Month), 4/20/47 (e)(i)		4,166	740,875

			7,763,974

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	U.S.$	139	$133,929
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		306	266,395
Series 2006-24CB, Class A16
5.75%, 6/25/36		647	549,975
Series 2006-28CB, Class A14
6.25%, 10/25/36		461	382,268
Series 2006-J1, Class 1A13
5.50%, 2/25/36		361	327,324
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.853%, 5/25/35		293	294,863
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		145	120,866
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		524	435,022
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
4.071%, 8/25/35		7	6,775
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		137	135,771

			2,653,188

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.281% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		1,354	810,241
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.341% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		473	416,022

			1,226,263

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.583%, 5/28/35 (g)		323	301,895

Total Collateralized Mortgage Obligations (cost $37,254,397)			38,879,209

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 4.6%
Japan - 0.9%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	643,244	$6,146,945

United States - 3.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	16,373	16,259,892
0.375%, 7/15/25 (TIPS)		10,563	10,376,686

			26,636,578

Total Inflation-Linked Securities (cost $33,101,297)			32,783,523

CORPORATES - NON-INVESTMENT GRADE - 3.3%
Industrial - 1.9%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	644,884
SPCM SA
4.875%, 9/15/25 (a)		533	509,089

			1,153,973

Communications - Media - 0.2%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	274	328,776
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)	U.S.$	906	852,818
CSC Holdings LLC
6.75%, 11/15/21		235	246,193
Ziggo BV
5.50%, 1/15/27 (a)		262	244,965

			1,672,752

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		1,825	1,860,770

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		258	232,252

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (a)		635	650,564
6.50%, 2/15/25 (a)		890	919,237
KB Home
4.75%, 5/15/19		571	573,849
PulteGroup, Inc.
5.00%, 1/15/27		725	689,395

			2,833,045

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	100	$99,577

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.50%, 2/15/27		111	104,953
5.25%, 6/15/26		20	19,906
Spectrum Brands, Inc.
5.75%, 7/15/25		932	920,527

			1,045,386

Energy - 0.5%
Antero Resources Corp.
5.125%, 12/01/22		185	185,303
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		664	471,274
Nabors Industries, Inc.
5.10%, 9/15/23		150	141,561
5.50%, 1/15/23		1,228	1,185,904
PDC Energy, Inc.
5.75%, 5/15/26 (a)		894	888,851
QEP Resources, Inc.
5.25%, 5/01/23		33	32,501
SM Energy Co.
6.50%, 1/01/23		76	77,077
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		858	823,568

			3,806,039

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		928	901,524

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		535	489,830

			14,095,148

Financial Institutions - 1.3%
Banking - 1.1%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (b)(j)		800	710,648
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		226	253,809
Barclays PLC
5.20%, 5/12/26		466	457,859
CIT Group, Inc.
5.25%, 3/07/25		703	712,054
Citigroup, Inc.
5.95%, 1/30/23 (b)		481	488,879
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		283	292,260

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)	U.S.$	908	$854,219
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		757	685,910
7.75%, 1/11/27 (a)(b)	EUR	280	353,143
Series E
3.928%, 9/15/26 (a)		127	150,368
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(b)(e)		250	287,571
8.625%, 8/15/21 (b)	U.S.$	940	999,361
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(e)		800	768,336
Standard Chartered PLC
3.869% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(e)		400	348,928
7.50%, 4/02/22 (a)(b)		453	464,325
7.75%, 4/02/23 (a)(b)		200	205,514

			8,033,184

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		935	967,014
7.25%, 1/25/22		134	140,309

			1,107,323

			9,140,507

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		684	681,476

Total Corporates - Non-Investment Grade (cost $24,741,911)			23,917,131

AGENCIES - 2.3%
Agency Debentures - 2.3%
Federal National Mortgage Association
6.25%, 5/15/29		355	455,451
6.625%, 11/15/30		260	349,245
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,374	15,441,337

Total Agencies (cost $16,040,665)			16,246,033

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.8%
Capital Goods - 0.2%
Cemex SAB de CV
5.70%, 1/11/25 (a)		989	977,008
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		1,056	360,776
7.125%, 6/26/42 (a)		474	167,849

			1,505,633

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)	U.S.$	378	$372,330

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		389	321,898
BRF SA
3.95%, 5/22/23 (a)		370	322,825
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		200	174,000
6.50%, 9/20/26 (a)		309	282,441
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		693	662,816

			1,763,980

Energy - 0.2%
Petrobras Global Finance BV
5.75%, 2/01/29		1,078	946,387
6.125%, 1/17/22		16	16,296
6.25%, 3/17/24		786	778,337

			1,741,020

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		672	616,439

			5,999,402

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		497	481,469
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		286	283,495

			764,964

Total Emerging Markets - Corporate Bonds (cost $7,817,133)			6,764,366

EMERGING MARKETS - TREASURIES - 0.6%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (e)	ARS	12,200	430,713

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	16,950	3,997,404

Total Emerging Markets - Treasuries (cost $5,105,058)			4,428,117

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25	U.S.$	948	$916,005

Poland - 0.0%
Republic of Poland Government International Bond
6.375%, 7/15/19		10	10,355

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		1,001	1,000,271

Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)		1,727	1,720,023

Total Governments - Sovereign Bonds (cost $3,648,968)			3,646,654

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,140,300)		2,040	3,008,674

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		897	908,185
6.15%, 5/21/48 (a)		465	469,901

			1,378,086

Mexico - 0.0%
Petroleos Mexicanos
3.50%, 1/30/23		10	9,467
4.625%, 9/21/23		133	130,473

			139,940

Total Quasi-Sovereigns (cost $1,502,532)			1,518,026

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (g) (k) (cost $521,000)		521	513,878

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $405,000)	U.S.$	405	$397,406

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Jul 2018; Contracts: 37,350,000;
Exercise Rate: 2.96%;
Counterparty: Morgan Stanley Capital Services LLC (l) (premiums paid $122,899)	USD	37,350,000	12,209

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 12.2%
Governments - Treasuries - 11.6%
Japan - 11.6%
Japan Treasury Discount Bill
Series 743
Zero Coupon, 9/10/18	JPY	2,464,650	22,267,825
Series 748
Zero Coupon, 7/02/18		3,353,500	30,289,482
Series 760
Zero Coupon, 8/27/18		3,330,700	30,090,316

Total Governments - Treasuries (cost $84,594,321)			82,647,623

	Shares
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (m)(n)(o) (cost $4,034,387)		4,034,387	4,034,387

Total Short-Term Investments (cost $88,628,708)			86,682,010

Total Investments - 111.2% (cost $804,434,860) (p)			795,465,778
Other assets less liabilities - (11.2)%			(80,089,338)

Net Assets - 100.0%			$715,376,440

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	67	September 2018	USD	13,400	$14,188,958	$14,192,484	$3,526
U.S. T-Note 10 Yr (CBT) Futures	66	September 2018	USD	6,600	7,918,217	7,932,375	14,158
U.S. Ultra Bond (CBT) Futures	321	September 2018	USD	32,100	49,280,650	51,219,563	1,938,913
Sold Contracts
10 Yr Mini Japan Government Bond Futures	93	September 2018	JPY	930,000	12,648,426	12,670,478	(22,052)
Euro-BOBL Futures	54	September 2018	EUR	5,400	8,290,753	8,334,799	(44,046)
Japan 10 Yr Bond (OSE) Futures	15	September 2018	JPY	1,500,000	20,409,786	20,436,255	(26,469)
U.S. T-Note 5 Yr (CBT) Futures	19	September 2018	USD	1,900	2,157,960	2,158,727	(767)

							$1,863,263

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand
Banking Group Ltd.	NZD	5,610	USD	3,928	8/09/18	$128,026
Australia and New Zealand
Banking Group Ltd.	SGD	1,393	USD	1,045	8/16/18	22,123
Bank of America, NA	BRL	6,851	USD	1,786	7/03/18	18,625
Bank of America, NA	USD	1,777	BRL	6,851	7/03/18	(9,146)
Bank of America, NA	USD	996	EUR	845	7/18/18	(8,333)
Barclays Bank PLC	BRL	10,530	USD	2,819	7/03/18	102,535
Barclays Bank PLC	USD	2,731	BRL	10,530	7/03/18	(14,057)
Barclays Bank PLC	TWD	61,577	USD	2,080	9/13/18	50,034
BNP Paribas SA	ARS	15,825	USD	613	7/05/18	67,329
BNP Paribas SA	USD	3,058	EUR	2,580	7/18/18	(41,244)
BNP Paribas SA	GBP	2,097	USD	2,814	8/03/18	42,620
Citibank, NA	EUR	6,444	USD	7,540	7/18/18	6,395
Citibank, NA	USD	1,962	PLN	6,965	7/19/18	(101,869)
Citibank, NA	KRW	1,298,497	USD	1,207	7/26/18	40,244
Citibank, NA	USD	2,176	KRW	2,314,044	7/26/18	(97,358)
Citibank, NA	USD	555	GBP	419	8/03/18	(2,004)
Citibank, NA	USD	2,025	MXN	42,027	8/07/18	79,633
Citibank, NA	USD	1,348	INR	91,588	8/09/18	(16,871)
Goldman Sachs Bank USA	USD	2,753	MYR	10,800	7/12/18	(77,788)
HSBC Bank USA	JPY	6,508,553	USD	59,066	7/18/18	221,371
HSBC Bank USA	INR	90,859	USD	1,334	8/09/18	13,336
HSBC Bank USA	TWD	16,759	USD	567	9/13/18	14,650
Morgan Stanley & Co., Inc.	BRL	17,381	USD	4,508	7/03/18	23,204
Morgan Stanley & Co., Inc.	USD	4,604	BRL	17,381	7/03/18	(119,690)
Morgan Stanley & Co., Inc.	BRL	17,381	USD	4,591	8/02/18	122,639

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	EUR	1,262	USD	1,473	7/18/18	$(1,846)
Royal Bank of Scotland PLC	PLN	6,972	USD	1,916	7/19/18	54,629
Standard Chartered Bank	KRW	1,020,248	USD	943	7/26/18	26,021
Standard Chartered Bank	AUD	3,798	USD	2,890	8/09/18	78,989
Standard Chartered Bank	SGD	4,815	USD	3,594	8/16/18	57,099
State Street Bank & Trust Co.	MYR	10,800	USD	2,691	7/12/18	14,887
State Street Bank & Trust Co.	USD	127	EUR	109	7/18/18	16
State Street Bank & Trust Co.	USD	305	AUD	405	8/09/18	(5,458)
State Street Bank & Trust Co.	USD	203	CAD	263	8/30/18	(2,552)
State Street Bank & Trust Co.	USD	2,679	MYR	10,800	11/29/18	(17,030)

						$669,159

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	USD	89,710	$96,368	$(32,096)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	1.00%	Quarterly	0.67%	USD	10,360	$(159,442)	$(175,897)	$16,455

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
EUR	37,580	4/10/20	(0.147)%	6 Month EURIBOR	Annual/Semi-Annual	$(51,474)	$(751)	$(50,723)
EUR	13,990	4/11/20	(0.148)%	6 Month EURIBOR	Annual/Semi-Annual	(19,006)	(340)	(18,666)

		Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
EUR	47,700	6/11/20	(0.115)%	6 Month EURIBOR	Annual/Semi-Annual	$(69,603)	$39		$(69,642)
AUD	55,940	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	(40,254)	– 0	–	(40,254)
NOK	637,800	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(81,930)	– 0	–	(81,930)
SEK	52,220	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	44,864	24		44,840
NZD	10,795	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	169,469	– 0	–	169,469
USD	1,670	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	158,180	– 0	–	158,180
USD	1,140	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	58,635	– 0	–	58,635

						$168,881	$(1,028)		$169,909

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 08/15/20, 6/20/19*	5.00%	Quarterly	0.64%	USD	850	$(37,255)	$(10,103)	$(27,152)
Sprint Communications, Inc., 7.000%, 08/15/20, 6/20/19*	5.00	Quarterly	0.64	USD	975	(42,733)	(12,016)	(30,717)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	38	12	480	(468)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	3,590	1,186	45,055	(43,869)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	33	11	302	(291)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	457	151	6,184	(6,033)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50%	Monthly	0.51%	USD	4,392	$1,452	$46,625	$(45,173)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	1,319	437	13,883	(13,446)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	500	165	6,710	(6,545)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	287	95	2,730	(2,635)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	538	178	7,028	(6,850)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	0.50	Monthly	0.51	USD	1,077	356	14,069	(13,713)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	345	(35,633)	(47,314)	11,681
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	325	(33,567)	(45,629)	12,062
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	297	(30,675)	(47,148)	16,473
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	58	(5,990)	(9,660)	3,670
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	385	(39,731)	(59,331)	19,600
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,200	(123,740)	(125,009)	1,269
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	388	(40,074)	(23,895)	(16,179)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,127	(116,400)	(94,506)	(21,894)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	251	(25,924)	(21,048)	(4,876)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	324	$(33,464)	$(27,747)	$(5,717)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	629	(64,965)	(62,057)	(2,908)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	914	(94,401)	(61,142)	(33,259)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,600	(165,254)	(114,392)	(50,862)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	417	(43,035)	(63,971)	20,936
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	1,460	(7,332)	(29,533)	22,201
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	896	(92,542)	(76,210)	(16,332)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	45	(4,648)	(5,455)	807
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	278	(28,713)	(36,224)	7,511
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	610	(63,003)	(72,151)	9,148
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	610	(63,003)	(72,123)	9,120
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	457	(47,200)	(50,910)	3,710
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	984	(101,631)	(117,161)	15,530
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	950	(98,119)	(75,100)	(23,019)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	268	(27,680)	(23,947)	(3,733)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	22	(2,273)	(2,039)	(234)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	45	$(4,647)	$(4,247)	$(400)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	45	(4,648)	(4,596)	(52)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	89	(9,192)	(9,935)	743
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	446	(46,064)	(62,766)	16,702
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	306	(31,605)	(33,712)	2,107
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	325	(33,567)	(51,661)	18,094
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	322	(33,257)	(54,422)	21,165
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	448	(46,271)	(76,807)	30,536
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	28	(2,890)	(4,398)	1,508
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,200	(123,940)	(165,293)	41,353
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	369	(38,112)	(26,907)	(11,205)

						$(1,839,135)	$(1,737,499)	$(101,636)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	90	$23,363	$	– 0	–	$23,363
AUD/JPY 3/03/20*	12.75	Maturity	AUD	46	(7,804)		– 0	–	(7,804)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	21	(4,386)		– 0	–	(4,386)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	25	(4,293)		– 0	–	(4,293)

					$6,880	$	– 0	–	$6,880

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2018
JP Morgan Chase Bank	737	USD	0.50	%*	6/21/19	$737,113

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$0	$0	$0	$737,113	$737,113

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $115,276,533 or 16.1% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2018.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(f)	IO - Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.591%, 4/25/26	4/29/16	$176,535	$178,824	0.03%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.748%, 6/24/49	6/19/15	290,500	290,500	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.341%, 11/25/24	11/06/15	198,818	218,710	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.341%, 11/25/25	9/28/15	709,337	798,228	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.591%, 11/25/25	9/28/15	204,395	239,787	0.03%

(i)	Inverse interest only security.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$521,000	$513,878	0.07%

(l)	Non-income producing security.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,403,236 and gross unrealized depreciation of investments was $(15,684,016), resulting in net unrealized depreciation of $(6,280,780).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$156,156,828		$	– 0	–	$156,156,828
Governments - Treasuries		– 0	–	151,779,907			– 0	–	151,779,907
Mortgage Pass-Throughs		– 0	–	144,686,105			– 0	–	144,686,105
Commercial Mortgage-Backed Securities		– 0	–	53,519,521			9,243,968		62,763,489
Asset-Backed Securities		– 0	–	49,347,290			11,934,923		61,282,213
Collateralized Mortgage Obligations		– 0	–	38,577,314			301,895		38,879,209
Inflation-Linked Securities		– 0	–	32,783,523			– 0	–	32,783,523
Corporates - Non-Investment Grade		– 0	–	23,917,131			– 0	–	23,917,131
Agencies		– 0	–	16,246,033			– 0	–	16,246,033
Emerging Markets - Corporate Bonds		– 0	–	6,764,366			– 0	–	6,764,366
Emerging Markets - Treasuries		– 0	–	4,428,117			– 0	–	4,428,117
Governments - Sovereign Bonds		– 0	–	3,646,654			– 0	–	3,646,654
Local Governments - US Municipal Bonds		– 0	–	3,008,674			– 0	–	3,008,674
Quasi-Sovereigns		– 0	–	1,518,026			– 0	–	1,518,026
Common Stocks		– 0	–	– 0	–		513,878		513,878
Emerging Markets - Sovereigns		– 0	–	397,406			– 0	–	397,406
Options Purchased - Puts		– 0	–	12,209			– 0	–	12,209
Short-Term Investments:
Governments - Treasuries		– 0	–	82,647,623			– 0	–	82,647,623
Investment Companies		4,034,387		– 0	–		– 0	–	4,034,387

Total Investments in Securities		4,034,387		769,436,727			21,994,664		795,465,778
Other Financial Instruments (a):
Assets:
Futures		1,956,597		– 0	–		– 0	–	1,956,597
Forward Currency Exchange Contracts		– 0	–	1,184,405			– 0	–	1,184,405
Centrally Cleared Interest Rate Swaps		– 0	–	431,148			– 0	–	431,148
Credit Default Swaps		– 0	–	4,043			– 0	–	4,043
Variance Swaps		– 0	–	23,363			– 0	–	23,363
Liabilities:
Futures		(93,334)		– 0	–		– 0	–	(93,334)
Forward Currency Exchange Contracts		– 0	–	(515,246)			– 0	–	(515,246)
Interest Rate Swaptions		– 0	–	(32,096)			– 0	–	(32,096)
Centrally Cleared Credit Default Swaps		– 0	–	(159,442)			– 0	–	(159,442)
Centrally Cleared Interest Rate Swaps		– 0	–	(262,267)			– 0	–	(262,267)
Credit Default Swaps		– 0	–	(1,843,178)			– 0	–	(1,843,178)
Variance Swaps		– 0	–	(16,483)			– 0	–	(16,483)

Total (b)		$5,897,650		$768,250,974			$21,994,664		$796,143,288

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/17	$8,766,047		$9,189,972		$300,892
Accrued discounts/(premiums)	3,736		770		– 0	–
Realized gain (loss)	(51,596)		1,922		– 0	–
Change in unrealized appreciation/depreciation	951		(96,285)		1,003
Purchases/Payups	2,435,000		6,615,603		– 0	–
Sales/Paydowns	(1,787,163)		(3,777,059)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(123,007)		– 0	–	– 0	–

Balance as of 6/30/18	$9,243,968		$11,934,923		$301,895

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(56,917)		$(96,285)		$1,003

	Common Stocks		Total
Balance as of 9/30/17	$540,659		$18,797,570
Accrued discounts/(premiums)	– 0	–	4,506
Realized gain (loss)	– 0	–	(49,674)
Change in unrealized appreciation/depreciation	(26,781)		(121,112)
Purchases/Payups	– 0	–	9,050,603
Sales/Paydowns	– 0	–	(5,564,222)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(123,007	)(a)

Balance as of 6/30/18	$513,878		$21,994,664

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(26,781)		$(178,980)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2018. Securities priced (i) by third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation Technique	Unobservable Input
	6/30/18			Input
Common Stocks	$513,878	Market Approach	NAV Equivalent	$986.33/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,582	$301,385	$302,933	$4,034	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018